Debt - Maturities of Debt (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2021	$ 2,900	$ 0
2022	2,900	0
2023	2,900	0
2024	2,900	0
2025		340,259
Thereafter		0
Total	$ 290,000	$ 340,259